CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	3,399,618
Ordinary shares, shares issued	21,564,820	2,996,624
Ordinary shares, shares outstanding	21,564,820	2,996,624
Series A Preferred Stock [Member]
Preferred stock, par value per share	0.01	0.01
Preferred stock, shares authorized		8,282
Preferred stock, shares issued		8,282
Series B Preferred Stock [Member]
Preferred stock, par value per share	0.01	0.01
Preferred stock, shares authorized		15,000
Preferred stock, shares issued		9,952
Series B1 Preferred Stock [Member]
Preferred stock, par value per share	0.01	0.01
Preferred stock, shares authorized		152,100
Preferred stock, shares issued		131,088
Series B2 Preferred Stock [Member]
Preferred stock, par value per share	0.01	0.01
Preferred stock, shares authorized		50,000
Preferred stock, shares issued		21,606